Redeemable Non-Controlling Interests (Tables)	12 Months Ended
Mar. 31, 2025
Redeemable Non-Controlling Interests [Abstract]
Schedule of Redeemable Non-Controlling Interests Activity

The following tables provides details of the redeemable non-controlling interests activity for the years ended March 31, 2023, 2024 and 2025:

	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2025
	RMB	RMB	RMB

Beginning balance	6,522	7,197	7,963
Accretion of redeemable non-controlling interests	675	766	841
Ending balance	7,197	7,963	8,804